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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/02
                                               ---------
Check here if Amendment [x]; Amendment Number:   14
                                                -----
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: Neumeier Investment Counsel LLC
      -------------------------------
Address: 26435 Carmel Rancho Blvd.
         Carmel, CA  93923
         -------------------------
Form 13F File Number: 28-4792
                         ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Neumeier
       ----------------
Title: President
       ----------------
Phone: 831-625-6355
       ----------------
Signature, Place, and Date of Signing:

/s/ Peter Neumeier     Carmel, California      11/14/02
--------------------------------------------------------
   [Signature]            [City,State]          [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-4792 Neumeier Investment Counsel LLC
   ---- -------------------------------
[Repeat as necessary.]

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0
                                   ----------
Form 13F Information Table Entry Total:    30
                                       ----------
Form 13F Information Table Value Total: $170414 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

      28-4792 Neumeier Investment Counsel LLC
-----    ---- -------------------------------
[Repeat as necessary.]


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
                                                                FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                                   COLUMN 2             COLUMN 3           COLUMN 4                   COLUMN 5
-------------------------------         --------------          ----------         --------          ---------------------------
                                                                                   VALUE             SHARES/      SH/P      PUT/
NAME OF ISSUER                          TITLE OF CLASS          CUSIP              (x$1000)          PRN AMT      RN        CALL
-------------------------------         --------------          ----------         --------          ---------------------------
Andrx Group                             COM                     034553107              5307           239600
Arthur J. Gallagher                     COM                     363576109              5635           228600
Autodesk Inc.                           COM                     052769106              8269           652650
Avnet Inc.                              COM                     053807103               624            57797
Borders Inc.                            COM                     099709107              3961           250700
Colonial BancGroup Inc.                 COM                     195493309              7411           597650
Dentsply International                  COM                     249030107              2031            50562
Doral Financial Corporation             COM                     25811P100              9782           405224
Engelhard Corporation                   COM                     292845104              5865           246100
Furniture Brands International          COM                     360921100              2819           122825
Harman International                    COM                     413086109             10778           208275
Haverty Furniture                       COM                     419596101              2744           219550
ICN Pharmaceuticals Inc.                COM                     448924100              2187           241430
Jacobs Engineering Group                COM                     469814107              4106           132975
John Nuveen Company                     CLA                     478035108              6809           299300
Lone Star Technologies                  COM                     542312103               969            81750
Lubrizol Corp.                          COM                     549271104              3351           118550
Mohawk Industries Inc.                  COM                     608190104              8707           175375
National Oilwell Inc.                   COM                     637071101              6674           344400
Newfield Exploration                    COM                     651290108              5934           176650
Pharmaceutical Resource                 COM                     717125108              5036           180000
Pittson Brinks Group                    COM                     725701106              8164           364450
Renaissance RE                          COM                     G7496G103             12570           332625
Scientific Atlanta Inc.                 COM                     808655104              1798           143700
Silicon Valley Bancshares               COM                     827064106              8307           490650
St. Francis Capital Corp.               COM                     789374105              4037           175450
Superior Industries                     COM                     868168105              8180           173750




                         FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------
COLUMN 6            COLUMN 7                             COLUMN 8
--------          --------------              --------------------------------
                                                     VOTING AUTHORITY
                                              --------------------------------
INVSTMT           OTHER MANAGERS
DSCRETN                NONE                   SOLE         SHARED         NONE
--------          --------------              ------      -------         ----
 239600                                       147900        91700
 228600                                       139600        89000
 652650                                       390900       261750
  57797                                        43972        13825
 250700                                       169900        80800
 597650                                       381500       216150
  50562                                        31150        19412
 405224                                       261150       144074
 246100                                       147000        99100
 122825                                        73900        48925
 208275                                       129400        78875
 219550                                       122500        97050
 241430                                       186980        54450
 132975                                        77800        55175
 299300                                       190700       108600
  81750                                        63200        18550
 118550                                        70000        48550
 175375                                       106450        68925
 344400                                       198600       145800
 176650                                       136050        40600
 180000                                       105100        74900
 364450                                       236600       127850
 332625                                       205300       127325
 143700                                        86200        57500
 490650                                       300500       190150
 175450                                       111200        64250
 173750                                        97000        76750


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


                                                                FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                                   COLUMN 2             COLUMN 3           COLUMN 4                   COLUMN 5
-------------------------------         --------------          ----------         --------          ---------------------------
                                                                                   VALUE             SHARES/      SH/P      PUT/
NAME OF ISSUER                          TITLE OF CLASS          CUSIP              (x$1000)          PRN AMT      RN        CALL
-------------------------------         --------------          ----------         --------          ---------------------------
Tidewater Inc.                          COM                     886423102          8144               301750
Triad Guaranty Inc.                     COM                     595925105          1706                49000
Wilmington Trust                        COM                     971807102          8509               294225




                         FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------
COLUMN 6            COLUMN 7                             COLUMN 8
--------          --------------              --------------------------------
                                                     VOTING AUTHORITY
                                              --------------------------------
INVSTMT           OTHER MANAGERS
DSCRETN                 NONE                   SOLE         SHARED         NONE
--------          --------------              ------      -------         ----
 301750                                       184600       117150
  49000                                         7200        41800
 294225                                       193000       101225